Investments in Group Enterprises (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Summary of Investments in Group Enterprises

Ascendis Pharma A/S’s (parent company) investments in group enterprises at December 31, 2023, comprise:

Subsidiaries	Domicile	Ownership
Ascendis Pharma GmbH	Germany	100%
Ascendis Pharma Endocrinology GmbH	Germany	100%
Ascendis Pharma, Inc.	USA	100%
Ascendis Pharma Endocrinology, Inc.	USA	100%
Ascendis Pharma Ophthalmology Division A/S	Denmark	100%
Ascendis Pharma Endocrinology Division A/S	Denmark	100%
Ascendis Pharma Bone Diseases A/S	Denmark	100%
Ascendis Pharma Growth Disorders A/S	Denmark	100%
Ascendis Pharma Oncology Division A/S	Denmark	100%
Ascendis Pharma Nordics A/S	Denmark	100%
Ascendis Pharma Europe A/S	Denmark	100%
Ascendis Pharma UK Limited	United Kingdom	100%
Ascendis Pharma Iberia S.L.	Spain	100%

Associate	Domicile	Ownership
VISEN Pharmaceuticals	Cayman Island	43.93%